Note 30 - Commitments and guarantees given (Details) - EUR (€)		Jun. 30, 2020	Dec. 31, 2019
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		€ 134,494,000,000	€ 130,923,000,000
Financial guarantees given		10,989,000,000	10,984,000,000
Other commitments and guarantees given		38,563,000,000	39,209,000,000
Total Loan commitments and financial guarantees		184,046,000,000	181,116,000,000
Of which: defaulted
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		227,000,000	270,000,000
Financial guarantees given	[1]	261,000,000	224,000,000
Other commitments and guarantees given	[1]	441,000,000	506,000,000
Central Banks [Member]
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		0	0
Financial guarantees given		0	0
Other commitments and guarantees given		106,000,000	1,000,000
Government [Member]
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		2,897,000,000	3,117,000,000
Financial guarantees given		109,000,000	125,000,000
Other commitments and guarantees given		1,685,000,000	521,000,000
Credit Institutions [Member]
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		14,450,000,000	11,742,000,000
Financial guarantees given		427,000,000	995,000,000
Other commitments and guarantees given		5,119,000,000	5,952,000,000
Other financial corporations
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		4,955,000,000	4,578,000,000
Financial guarantees given		677,000,000	583,000,000
Other commitments and guarantees given		3,924,000,000	2,902,000,000
Non-financial corporations
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		69,184,000,000	65,475,000,000
Financial guarantees given		9,529,000,000	8,986,000,000
Other commitments and guarantees given		27,535,000,000	29,682,000,000
Households [Member]
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		43,008,000,000	46,011,000,000
Financial guarantees given		247,000,000	295,000,000
Other commitments and guarantees given		€ 193,000,000	€ 151,000,000

[1]	(*) Non-performing financial guarantees given amounted to €702 million and €730 million, respectively, as of June 30, 2020 and December 31, 2019, respectively.